Finance Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income (Expense), Net [Abstract]
Schedule of Finance Income (Expense), Net
	Year ended December 31,
	2025	2024	2023

Interest income	$284	$291	$506
Bank commissions	(14)	(14)	(14)
Exchange rate fluctuations and others	(144)	(13)	58
short-term investment revaluation	(4)	(14)	11
Total financial income (expenses), net	$122	$250	$561